Marketable securities (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Securities
Schedule of marketable securities

	2024	2023

FUNCINE(i)	15,241	12,949
Fundo Soberano(ii)	2,404	1,840
FIC: (iii)
Government bonds(a)	1,716,706	1,203,968
CDB’s (b)	18,897	47,464
Financial bills(c)	394,343	303,131
Other (d)	302,091	402,087
	2,449,682	1,971,439

Current portion	(2,434,441)	(1,958,490)
Non-current portion	15,241	12,949

(i)	Since 2017, the Company, with the aim of using tax deductibility benefit for income tax purposes, started investing in the National Film Industry Financing Fund (FUNCINE). The average annual remuneration in 2024 was 1.47% (0.05% on December 31, 2023).

(ii)	Fundo Soberano is composed only of federal government bonds. The average annual remuneration in 2024 was 99.20% of the variation of the Interbank Deposit Certificate - CDI (99.37% on December 31, 2023).

(iii)	The Company invests in open FIC's (Quota Investment Fund). Funds are mostly comprised by federal government bonds and papers from financial institutions, mostly rated as AAA (highest quality). The average annual remuneration of FICs in 2024 was 105.14% of the variation of the Interbank Deposit Certificate - CDI (102.18% on December 31, 2023).

(a)	Government bonds are fixed income financial instruments issued by the National Treasury to finance the activities of the Brazilian Federal Government.

(b)	CDB operations are issued by the banks with the commitment to buy them back based on predetermined taxes.

(c)	Financial bills are fixed income investments issued by financial institutions.

(d)	Represented by: Debentures, FIDC (Credit Rights Investment Funds), commercial notes, promissory notes and bank credit notes.